Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	1,500,815	507,690	0
2016 Share Options | Grant Date Jun 30, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		69.05%
Dividend yield		0.00%
Risk-free investment rate		0.11%
Fair value of option at grant date		£ 4.02
Fair value of share at grant date		6.97
Exercise price at date of grant		£ 4.00
Lapse date		Jun. 30, 2026
Expected option life (years) | yr		2.50
Number of options granted | shares		270,690
2016 Share Options | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 6.15
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 2.80
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		12,500
2016 Share Options | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 6.01
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 3.00
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		37,500
2016 Share Options | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 5.74
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 3.40
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		25,000
2016 Share Options | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 5.62
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 3.60
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		11,250
2016 Share Options | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 5.62
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 3.60
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		5,000
2016 Share Options | Grant Date Aug 22, 2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.92%
Dividend yield		0.00%
Risk-free investment rate		0.07%
Fair value of option at grant date		£ 5.62
Fair value of share at grant date		8.61
Exercise price at date of grant		£ 3.60
Lapse date		Aug. 22, 2026
Expected option life (years) | yr		2.36
Number of options granted | shares		37,500
2016 Share Options | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		68.38%
Dividend yield		0.00%
Risk-free investment rate		0.28%
Fair value of option at grant date		£ 5.85
Fair value of share at grant date		8.76
Exercise price at date of grant		£ 3.40
Lapse date		Oct. 28, 2026
Expected option life (years) | yr		2.17
Number of options granted | shares		12,500
2016 Share Options | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		68.38%
Dividend yield		0.00%
Risk-free investment rate		0.28%
Fair value of option at grant date		£ 5.46
Fair value of share at grant date		8.76
Exercise price at date of grant		£ 4.00
Lapse date		Oct. 28, 2026
Expected option life (years) | yr		2.17
Number of options granted | shares		50,000
2016 Share Options | Grant Date Oct 28, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		60.92%
Dividend yield		0.00%
Risk-free investment rate		0.06%
Fair value of option at grant date		£ 5.22
Fair value of share at grant date		9.19
Exercise price at date of grant		£ 4.00
Lapse date		Dec. 12, 2026
Expected option life (years) | yr		0.50
Number of options granted | shares		45,750
2016 Share Options | Vesting Dates One | Grant Date Jun 30, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 12, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 22, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 22, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 07, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 01, 2017
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 01, 2017
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 16, 2017
2016 Share Options | Vesting Dates One | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2017
2016 Share Options | Vesting Dates One | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2016
2016 Share Options | Vesting Dates One | Grant Date Oct 28, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 12, 2017
2016 Share Options | Vesting Dates Two | Grant Date Jun 30, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 12, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 22, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 22, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 07, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 01, 2018
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 01, 2018
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 16, 2018
2016 Share Options | Vesting Dates Two | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2018
2016 Share Options | Vesting Dates Two | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2017
2016 Share Options | Vesting Dates Two | Grant Date Oct 28, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 12, 2018
2016 Share Options | Vesting Dates Three | Grant Date Jun 30, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 12, 2018
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 07, 2018
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 01, 2019
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 01, 2019
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 16, 2019
2016 Share Options | Vesting Dates Three | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2019
2016 Share Options | Vesting Dates Three | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2018
2016 Share Options | Vesting Dates Three | Grant Date Oct 28, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 12, 2019
2016 Share Options | Vesting Dates Four | Grant Date Jun 30, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 12, 2019
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 07, 2019
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 01, 2020
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 01, 2020
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 16, 2020
2016 Share Options | Vesting Dates Four | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2020
2016 Share Options | Vesting Dates Four | Grant Date Oct 28, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 12, 2020
2017 Share Options | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.56%
Dividend yield	0.00%
Risk-free investment rate	0.12%
Fair value of option at grant date	£ 7.70
Fair value of share at grant date	11.08
Exercise price at date of grant	£ 4.00
Lapse date	May 16, 2027
Expected option life (years) | yr	2.63
Number of options granted | shares	23,250
2017 Share Options | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.94%
Dividend yield	0.00%
Risk-free investment rate	0.27%
Fair value of option at grant date	£ 6.15
Fair value of share at grant date	10.43
Exercise price at date of grant	£ 5.40
Lapse date	Sep. 13, 2027
Expected option life (years) | yr	2.30
Number of options granted | shares	14,690
2017 Share Options | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.97%
Dividend yield	0.00%
Risk-free investment rate	0.36%
Fair value of option at grant date	£ 6.08
Fair value of share at grant date	10.34
Exercise price at date of grant	£ 5.40
Lapse date	Sep. 14, 2027
Expected option life (years) | yr	2.30
Number of options granted | shares	25,000
2017 Share Options | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.97%
Dividend yield	0.00%
Risk-free investment rate	0.36%
Fair value of option at grant date	£ 6.08
Fair value of share at grant date	10.34
Exercise price at date of grant	£ 5.40
Lapse date	Sep. 14, 2027
Expected option life (years) | yr	2.30
Number of options granted | shares	110,310
2017 Share Options | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.97%
Dividend yield	0.00%
Risk-free investment rate	0.36%
Fair value of option at grant date	£ 6.08
Fair value of share at grant date	10.34
Exercise price at date of grant	£ 5.40
Lapse date	Sep. 14, 2027
Expected option life (years) | yr	2.30
Number of options granted | shares	12,500
2017 Share Options | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	66.97%
Dividend yield	0.00%
Risk-free investment rate	0.36%
Fair value of option at grant date	£ 3.90
Fair value of share at grant date	10.34
Exercise price at date of grant	£ 10.80
Lapse date	Sep. 14, 2027
Expected option life (years) | yr	2.30
Number of options granted | shares	25,000
2017 Share Options | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	67.02%
Dividend yield	0.00%
Risk-free investment rate	0.44%
Fair value of option at grant date	£ 6.76
Fair value of share at grant date	10.15
Exercise price at date of grant	£ 4.00
Lapse date	Sep. 15, 2027
Expected option life (years) | yr	2.29
Number of options granted | shares	45,750
2017 Share Options | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	67.02%
Dividend yield	0.00%
Risk-free investment rate	0.44%
Fair value of option at grant date	£ 10.11
Fair value of share at grant date	10.15
Exercise price at date of grant	£ 0.04
Lapse date	Sep. 15, 2027
Expected option life (years) | yr	2.29
Number of options granted | shares	1,028,533
2017 Share Options | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	67.11%
Dividend yield	0.00%
Risk-free investment rate	0.47%
Fair value of option at grant date	£ 4.36
Fair value of share at grant date	11.19
Exercise price at date of grant	£ 11.19
Lapse date	Sep. 27, 2027
Expected option life (years) | yr	2.26
Number of options granted | shares	37,500
2017 Share Options | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	67.11%
Dividend yield	0.00%
Risk-free investment rate	0.47%
Fair value of option at grant date	£ 4.36
Fair value of share at grant date	11.19
Exercise price at date of grant	£ 11.19
Lapse date	Sep. 27, 2027
Expected option life (years) | yr	2.26
Number of options granted | shares	178,282
2017 Share Options | Vesting Dates One | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Oct. 28, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 13, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 06, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 20, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 27, 2018
2017 Share Options | Vesting Dates Two | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Oct. 28, 2018
2017 Share Options | Vesting Dates Two | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 13, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 06, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 20, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 27, 2019
2017 Share Options | Vesting Dates Three | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Oct. 28, 2019
2017 Share Options | Vesting Dates Three | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 13, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 06, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 20, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 27, 2020
2017 Share Options | Vesting Dates Four | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Oct. 28, 2020
2017 Share Options | Vesting Dates Four | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 13, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 06, 2012
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 15, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 20, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 27, 2021